Summary of Significant Accounting Policies - Summary of Marketable Securities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012
Schedule Of Marketable Securities [Line Items]
Fair Value	$ 6,029
Equity security [Member]
Schedule Of Marketable Securities [Line Items]
Cost	5,931
Gross Unrealized Gains	98
Gross Unrealized Losses
Fair Value	$ 6,029